Supplement to Prospectus Dated May 1, 1997
                    Aetna Life Insurance and Annuity Company
                           Variable Annuity Account B
                               Aetna Marathon Plus

The prospectus dated May 1, 1997 is amended as follows:

Cover:
The following Funds will be replaced with the designated Substitute Funds after the close of business of the New York Stock Exchange on November 26, 1997:

                 Replaced Fund                                         Substitute Fund
MFS Emerging Growth Series                        Portfolio Partners MFS Emerging Equities Portfolio
MFS Research Series                               Portfolio Partners MFS Research Growth Portfolio
MFS Value Series                                  Portfolio Partners MFS Value Equity Portfolio
American Century VP Capital Appreciation          Portfolio Partners MFS Research Growth Portfolio
    (Formerly "TCI Growth")
Alger American Small Capitalization Portfolio     Portfolio Partners MFS Emerging Equities Portfolio
Alger American MidCap Growth Portfolio            Portfolio Partners T.Rowe Price Growth Equity Portfolio
Alger American Growth Portfolio                   Portfolio Partners T.Rowe Price Growth Equity Portfolio
Janus Aspen Short-Term Bond Portfolio             Aetna Variable Encore Fund (money market)

The following Funds will be removed from the list of Funds as of the close of business of the New York Stock Exchange on November 26, 1997, since they will be closed to new investments after that date (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account):

                                     Closed
Alger American Balanced Portfolio                 Federated Utility Fund II
Alger American Income and Growth Portfolio        Fidelity VIP II Investment Grade Bond Portfolio
Alger American Leveraged AllCap Portfolio         Lexington Emerging Markets Fund, Inc.
Federated American Leaders Fund II                Lexington Natural Resources Trust
Federated Fund for U.S. Government Securities II  American Century VP Balanced (formerly "TCI Balanced")
Federated High Income Bond Fund II                American Century VP International (formerly "TCI
                                                      International")





                 The Date of this Supplement is August 21, 1997

Fee Table - 2

The table under Annual Expenses of the Funds is amended by deleting the Replaced Funds and the Closed Funds and adding the following Substitute Funds:

                                               Investment Advisory     Other Expenses
                                               Fees (after expense     (after expense         Total Annual Fund
                                               reimbursement)          reimbursement)         Expenses
Portfolio Partners MFS Emerging Equities
    Portfolio                                        .70%(1)                 .13%               .83%(2)
Portfolio Partners MFS Research Growth
    Portfolio                                        .70%(1)                 .15%               .85%(2)
Portfolio Partners MFS Value Equity Portfolio        .65%                    .25%               .90%(2)
Portfolio Partners T.Rowe Price Growth
    Equity Portfolio                                 .60%                    .15%               .75%(2)

(1) The advisory fee is .70% of the first $500 million in assets and .65% on the excess.

(2) The Company has agreed to reimburse the Fund for expenses and/or waive its fees so that the aggregate expenses will not exceed this amount through April 30, 1999. Without such reimbursements or waivers, Total Annual Fund Expenses are estimated to be as follows: .87% for the Emerging Equities Portfolio; .92% for the Research Growth Portfolio; .90% for the Value Equity Portfolio; and .79% for the T. Rowe Price Growth Equity Portfolio.

Fee Table - 5

The hypothetical illustrations in the Fee Table are amended by deleting all information with respect to the Replaced Funds and Closed Funds for periods after November 26, 1997, and adding the following:

                                            EXAMPLE A                                   EXAMPLE B
                            If you withdraw the entire Account Value   If you do not withdraw the entire Account
                            at the end of the periods shown, you       Value, or if you annuitize at the end of
                            would pay the following expenses,          the periods shown, you would pay the
                            including any applicable deferred sales    following expenses (no deferred sales
                            charge:                                    charge is reflected):

                            1 year     3 yrs     5 yrs       10 yrs      1 year        3 yrs     5 yrs     10 yrs
Portfolio Partners MFS
  Emerging Equities
  Portfolio                   $95       $123      $155        $257         $23          $70       $120      $257
Portfolio Partners MFS
  Research Growth
  Portfolio                   $95       $124      $156        $259         $23          $70       $121      $259
Portfolio Partners MFS
  Value Equity Portfolio      $95       $125      $159        $264         $23          $72       $123      $264
Portfolio Partners T.Rowe
  Price Growth Equity
  Portfolio                   $95       $125      $159        $264         $23          $72       $123      $264

Fee Table - 7

The hypothetical illustrations in the Fee Table are amended by deleting all information with respect to the Replaced Funds and Closed Funds for periods after November 26, 1997, and adding the following:

                                               Contracts or Certificates Issued in New York
                                            EXAMPLE C                                   EXAMPLE D
                            If you withdraw the entire Account Value   If you do not withdraw the entire Account
                            at the end of the periods shown, you       Value, or if you annuitize at the end of
                            would pay the following expenses,          the periods shown, you would pay the
                            including any applicable deferred sales    following expenses (no deferred sales
                            charge:                                    charge is reflected):

                            1 year     3 yrs     5 yrs       10 yrs      1 year        3 yrs     5 yrs     10 yrs
Portfolio Partners MFS
  Emerging Equities
  Portfolio                   $84       $103      $136        $257         $23          $70       $120      $257
Portfolio Partners MFS
  Research Growth
  Portfolio                   $85       $104      $137        $259         $23          $70       $121      $259
Portfolio Partners MFS
  Value Equity Portfolio      $85       $105      $140        $264         $23          $72       $123      $264
Portfolio Partners T.Rowe
  Price Growth Equity
  Portfolio                   $85       $105      $140        $264         $23          $72       $123      $264

Prospectus, Page 1

In the Section entitled Investment Options, the Substitute Funds will take the place of the Replaced Funds after the close of business of the New York Stock Exchange on November 26, 1997. Any amounts allocated to the Replaced Funds will automatically be allocated to the Substitute Funds after that date. Information about the Closed Funds will be deleted after November 26, 1997, since they will not be eligible for the deposit of any new payments or transfers from other Funds. The following will be added:

Portfolio Partners MFS Emerging Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks issued by companies that its subadviser believes are early in their life cycle but which have the potential to became major enterprises (emerging growth companies).

Portfolio Partners MFS Research Growth Portfolio seeks long-term growth of capital and future income by investing primarily in common stocks or securities convertible into common stocks issued by companies that the subadviser believes to possess better-than-average prospects for long-term growth, and, to a lesser extent, in income-producing securities including bonds and preferred stock.

Portfolio Partners MFS Value Equity Portfolio seeks capital appreciation by investing primarily in common stocks.

Portfolio Partners T.Rowe Price Growth Equity Portfolio seeks long-term growth of capital and, secondarily, seeks to increase dividend income by investing primarily in common stocks issued by a diversified group of well-established growth companies.

Aetna Life Insurance and Annuity Company serves as the investment adviser to each Portfolio. Massachusetts Financial Services Company serves as the subadviser to the MFS Emerging

Equities, MFS Research Growth and MFS Value Equity Portfolios; and T.Rowe Price Associates, Inc. serves as the subadviser to the T.Rowe Price Growth Equity Portfolio.

Prospectus - Page 11

The Section in the prospectus entitled Transfers, is amended by adding the following to the Subsections on the Dollar Cost Averaging Program and Account Rebalancing Program:

Dollar Cost Averaging Program

Amounts being transferred into a Replaced Fund will automatically be transferred into the Substitute Fund after the close of business of the New York Stock Exchange on November 26, 1997, unless you have been dollar cost averaging between the Aetna Variable Encore Fund and the Janus Aspen Short-Term Bond Portfolio (in either direction). In that event, or if amounts are to be transferred into a Closed Fund, your Dollar Cost Averaging will automatically terminate after November 26, 1997. To continue with Dollar Cost Averaging after that date, you must select Funds from the then-current list of available Funds.

Account Rebalancing Program

Amounts being transferred into a Replaced Fund will automatically be transferred into the Substitute Fund after the close of business of the New York Stock Exchange on November 26, 1997, unless your Rebalancing Program includes both the Janus Aspen Short-Term Bond Portfolio and the Aetna Variable Encore Fund. In that event, or if amounts are to be transferred into a Closed Fund, your Account Rebalancing Program will automatically terminate after November 26, 1997. To continue with Account Rebalancing after that date, you must select Funds from the then-current list of available Funds.